UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06671

Deutsche Global High Income Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of July 31, 2017 (Unaudited)

Deutsche Global High Income Fund, Inc.

	Principal Amount ($)	Value ($)
Bonds 74.8%
Australia 0.2%
FMG Resources (August 2006) Pty Ltd., 144A, 5.125%, 5/15/2024 (Cost $110,000)	110,000	114,125
Belgium 1.1%
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023 (Cost $620,117)	595,000	640,518
Bermuda 0.5%
Aircastle Ltd., 4.125%, 5/1/2024 (Cost $255,000)	255,000	261,694
Canada 3.3%
Cascades, Inc., 144A, 5.5%, 7/15/2022	35,000	36,225
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023	20,000	21,675
144A, 7.625%, 1/15/2025	35,000	38,413
Masonite International Corp., 144A, 5.625%, 3/15/2023	70,000	73,500
MDC Partners, Inc., 144A, 6.5%, 5/1/2024	25,000	25,125
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025	65,000	68,194
Teck Resources Ltd.:
3.75%, 2/1/2023	1,200,000	1,210,500
144A, 8.5%, 6/1/2024	35,000	40,600
Valeant Pharmaceuticals International, Inc., 144A, 6.125%, 4/15/2025	150,000	127,687
Videotron Ltd., 5.0%, 7/15/2022	230,000	246,100
(Cost $1,821,085)		1,888,019
Cayman Islands 1.0%
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022 (Cost $498,715)	500,000	556,250
Croatia 5.4%
Republic of Croatia:
144A, 6.375%, 3/24/2021	1,770,000	1,971,178
REG S, 6.625%, 7/14/2020	1,000,000	1,105,500
(Cost $2,759,463)		3,076,678
Dominican Republic 1.9%
Dominican Republic, 144A, 7.5%, 5/6/2021 (Cost $1,029,511)	1,000,000	1,107,500
France 0.7%
SFR Group SA:
144A, 6.0%, 5/15/2022	200,000	209,246
144A, 7.375%, 5/1/2026	205,000	221,913
(Cost $405,000)		431,159
Germany 0.4%
IHO Verwaltungs GmbH, 144A, 4.125%, 9/15/2021 (Cost $200,000)	200,000	204,000
Hungary 3.9%
Republic of Hungary, 5.375%, 2/21/2023 (Cost $2,143,812)	2,000,000	2,242,144
Indonesia 2.3%
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018 (Cost $1,311,819)	1,300,000	1,330,940
Ireland 2.4%
AerCap Ireland Capital DAC:
3.95%, 2/1/2022	200,000	208,752
4.625%, 10/30/2020	160,000	170,655
5.0%, 10/1/2021	500,000	541,779
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025	200,000	213,000
144A, 7.25%, 5/15/2024	200,000	220,750
(Cost $1,270,058)		1,354,936
Jersey 0.4%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026 (Cost $200,000)	200,000	202,850
Lithuania 2.9%
Republic of Lithuania:
144A, 6.125%, 3/9/2021	1,000,000	1,126,500
144A, 7.375%, 2/11/2020	500,000	563,750
(Cost $1,511,210)		1,690,250
Luxembourg 1.3%
Altice Financing SA, 144A, 7.5%, 5/15/2026	220,000	243,936
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026	170,000	182,112
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024	165,000	179,231
Nielsen Co. Luxembourg SARL, 144A, 5.0%, 2/1/2025	100,000	103,250
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020	30,000	31,013
(Cost $687,063)		739,542
Netherlands 2.2%
Constellium NV, 144A, 7.875%, 4/1/2021	250,000	266,875
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020	310,000	321,625
5.25%, 4/15/2023	400,000	415,500
NXP BV:
144A, 3.75%, 6/1/2018	65,000	65,801
144A, 4.125%, 6/1/2021	200,000	209,750
(Cost $1,203,528)		1,279,551
Russia 0.4%
MMC Finance Ltd., 144A, 5.55%, 10/28/2020 (Cost $200,000)	200,000	212,500
Serbia 1.5%
Republic of Serbia, 144A, 7.25%, 9/28/2021 (Cost $739,520)	760,000	881,250
United Kingdom 3.4%
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022	400,000	415,000
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020	310,000	312,325
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026	990,000	1,029,600
144A, 5.5%, 8/15/2026	200,000	212,000
(Cost $1,910,672)		1,968,925
United States 39.6%
ADT Corp.:
3.5%, 7/15/2022	35,000	34,606
5.25%, 3/15/2020	85,000	89,781
6.25%, 10/15/2021	130,000	142,025
Air Lease Corp., 4.75%, 3/1/2020	50,000	53,154
Ally Financial, Inc.:
3.25%, 2/13/2018	90,000	90,449
3.5%, 1/27/2019	165,000	167,475
4.125%, 3/30/2020	90,000	92,700
5.75%, 11/20/2025	210,000	224,700
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026	220,000	233,200
AMC Networks, Inc.:
4.75%, 8/1/2025	155,000	156,364
5.0%, 4/1/2024	275,000	283,250
American Axle & Manufacturing, Inc.:
144A, 6.25%, 4/1/2025	230,000	229,137
144A, 6.5%, 4/1/2027	305,000	301,187
AmeriGas Partners LP:
5.5%, 5/20/2025	160,000	161,600
5.75%, 5/20/2027	150,000	151,500
Antero Midstream Partners LP, 5.375%, 9/15/2024	80,000	82,600
Antero Resources Corp.:
5.375%, 11/1/2021	65,000	66,767
5.625%, 6/1/2023	60,000	61,500
Aramark Services, Inc.:
4.75%, 6/1/2026	330,000	345,540
5.125%, 1/15/2024	60,000	63,725
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	60,000	64,650
Berry Plastics Corp., 5.5%, 5/15/2022	100,000	104,250
Boyd Gaming Corp., 6.875%, 5/15/2023	50,000	53,750
CalAtlantic Group, Inc., 5.25%, 6/1/2026	118,000	122,720
Caleres, Inc., 6.25%, 8/15/2023	40,000	41,700
Carlson Travel, Inc., 144A, 9.5%, 12/15/2024	200,000	202,000
CCO Holdings LLC:
144A, 5.125%, 5/1/2027	165,000	170,569
144A, 5.5%, 5/1/2026	260,000	276,250
144A, 5.875%, 4/1/2024	110,000	118,112
144A, 5.875%, 5/1/2027	155,000	166,721
CDK Global, Inc., 144A, 4.875%, 6/1/2027	45,000	46,238
CDW LLC, 5.0%, 9/1/2025	95,000	99,216
Cequel Communications Holdings I LLC, 144A, 5.125%, 12/15/2021	99,000	101,196
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025	140,000	144,725
Chemours Co., 5.375%, 5/15/2027	235,000	247,631
Cheniere Corpus Christi Holdings LLC:
144A, 5.125%, 6/30/2027	250,000	260,312
5.875%, 3/31/2025	15,000	16,256
CIT Group, Inc., 3.875%, 2/19/2019	235,000	240,581
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022	70,000	72,100
Series B, 6.5%, 11/15/2022	185,000	191,706
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027	110,000	110,275
CommScope, Inc., 144A, 5.0%, 6/15/2021	60,000	61,500
Continental Resources, Inc.:
4.5%, 4/15/2023	250,000	243,750
5.0%, 9/15/2022	300,000	297,186
Cott Beverages, Inc., 5.375%, 7/1/2022	120,000	124,500
Covanta Holding Corp.:
5.875%, 3/1/2024	45,000	43,875
5.875%, 7/1/2025	90,000	87,862
CSC Holdings LLC:
5.25%, 6/1/2024	65,000	67,503
144A, 5.5%, 4/15/2027	340,000	362,100
144A, 10.125%, 1/15/2023	200,000	232,750
CyrusOne LP:
144A, (REIT), 5.0%, 3/15/2024	85,000	88,400
144A, (REIT), 5.375%, 3/15/2027	120,000	126,750
D.R. Horton, Inc., 4.0%, 2/15/2020	30,000	31,200
Dana, Inc., 5.5%, 12/15/2024	50,000	51,813
DCP Midstream Operating LP, 2.7%, 4/1/2019	100,000	99,375
Dell International LLC:
144A, 4.42%, 6/15/2021	225,000	237,460
144A, 5.875%, 6/15/2021	60,000	62,925
Diamondback Energy, Inc., 4.75%, 11/1/2024	135,000	136,350
DISH DBS Corp., 5.875%, 7/15/2022	350,000	380,954
Dollar Tree, Inc.:
5.25%, 3/1/2020	130,000	133,819
5.75%, 3/1/2023	105,000	111,169
Dynegy, Inc., 7.625%, 11/1/2024	135,000	133,144
E*TRADE Financial Corp.:
4.625%, 9/15/2023	60,000	62,830
5.375%, 11/15/2022	50,000	52,437
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022	65,000	68,088
(REIT), 5.375%, 4/1/2023	120,000	124,800
(REIT), 5.75%, 1/1/2025	50,000	53,750
(REIT), 5.875%, 1/15/2026	55,000	60,225
Freeport-McMoRan, Inc., 3.55%, 3/1/2022	150,000	145,500
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018	20,000	20,950
Fresenius U.S. Finance II, Inc., 144A, 4.5%, 1/15/2023	505,000	534,669
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026	140,000	144,200
5.125%, 11/15/2023	60,000	62,475
Gulfport Energy Corp.:
144A, 6.0%, 10/15/2024	40,000	39,500
144A, 6.375%, 5/15/2025	70,000	69,913
6.625%, 5/1/2023	30,000	30,300
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024	110,000	112,337
HCA, Inc.:
4.5%, 2/15/2027	392,000	400,820
5.25%, 6/15/2026	180,000	194,850
6.5%, 2/15/2020	165,000	180,262
HD Supply, Inc.:
144A, 5.25%, 12/15/2021	75,000	78,750
144A, 5.75%, 4/15/2024	55,000	58,919
Hexion, Inc., 6.625%, 4/15/2020	55,000	51,631
Hilton Worldwide Finance LLC, 144A, 4.625%, 4/1/2025	85,000	88,081
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024	80,000	83,300
Hot Topic, Inc., 144A, 9.25%, 6/15/2021	25,000	23,563
Howard Hughes Corp., 144A, 5.375%, 3/15/2025	275,000	285,656
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021	110,000	113,712
144A, 5.0%, 11/15/2025	60,000	64,500
Huntsman International LLC, 5.125%, 11/15/2022	250,000	265,312
International Lease Finance Corp.:
3.875%, 4/15/2018	100,000	101,321
6.25%, 5/15/2019	35,000	37,530
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021	65,000	67,438
Koppers, Inc., 144A, 6.0%, 2/15/2025	150,000	159,750
Laredo Petroleum, Inc., 6.25%, 3/15/2023	90,000	92,812
Lennar Corp.:
4.125%, 1/15/2022	135,000	138,965
4.75%, 11/15/2022	90,000	95,512
Level 3 Financing, Inc.:
5.375%, 8/15/2022	175,000	179,812
5.375%, 1/15/2024	60,000	63,150
6.125%, 1/15/2021	30,000	30,825
LifePoint Health, Inc.:
5.375%, 5/1/2024	120,000	125,112
5.5%, 12/1/2021	55,000	57,097
5.875%, 12/1/2023	90,000	95,625
Match Group, Inc., 6.375%, 6/1/2024	55,000	59,881
Mercer International, Inc., 144A, 6.5%, 2/1/2024	75,000	78,562
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027	70,000	73,675
NCR Corp.:
5.875%, 12/15/2021	10,000	10,425
6.375%, 12/15/2023	25,000	26,688
Netflix, Inc., 5.875%, 2/15/2025	200,000	224,000
Newfield Exploration Co., 5.375%, 1/1/2026	22,000	22,935
NGL Energy Partners LP, 5.125%, 7/15/2019	50,000	49,563
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022	45,000	46,406
Novelis Corp.:
144A, 5.875%, 9/30/2026	165,000	173,662
144A, 6.25%, 8/15/2024	90,000	96,318
NRG Energy, Inc.:
6.625%, 1/15/2027	35,000	35,963
7.25%, 5/15/2026	170,000	179,775
NuStar Logistics LP, 5.625%, 4/28/2027	257,000	272,420
Parsley Energy LLC:
144A, 5.25%, 8/15/2025	40,000	40,700
144A, 5.375%, 1/15/2025	60,000	61,200
PDC Energy, Inc., 144A, 6.125%, 9/15/2024	80,000	82,100
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022	15,000	15,300
144A, 6.375%, 3/31/2025	120,000	121,200
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027	110,000	113,300
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021	50,000	51,750
Ply Gem Industries, Inc., 6.5%, 2/1/2022	100,000	104,350
Post Holdings, Inc.:
144A, 5.5%, 3/1/2025	65,000	68,575
144A, 5.75%, 3/1/2027	80,000	84,800
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023	10,000	11,150
Range Resources Corp.:
4.875%, 5/15/2025	130,000	126,100
144A, 5.0%, 8/15/2022	100,000	99,000
144A, 5.875%, 7/1/2022	45,000	45,956
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023	180,000	189,450
5.75%, 10/15/2020	130,000	132,925
144A, 7.0%, 7/15/2024	20,000	21,625
Rice Energy, Inc., 7.25%, 5/1/2023	15,000	16,106
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021	225,000	245,486
5.875%, 6/30/2026	155,000	174,260
Sally Holdings LLC, 5.625%, 12/1/2025	155,000	158,100
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022	375,000	399,375
Sealed Air Corp.:
144A, 4.875%, 12/1/2022	35,000	37,100
144A, 5.125%, 12/1/2024	15,000	16,031
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021	20,000	20,350
Sirius XM Radio, Inc., 144A, 5.375%, 7/15/2026	160,000	167,688
Spirit AeroSystems, Inc., 5.25%, 3/15/2022	65,000	67,525
Sprint Communications, Inc.:
6.0%, 11/15/2022	60,000	63,300
144A, 7.0%, 3/1/2020	60,000	65,550
Sprint Corp., 7.125%, 6/15/2024	240,000	263,100
Suburban Propane Partners LP, 5.75%, 3/1/2025	45,000	44,438
Summit Materials LLC:
6.125%, 7/15/2023	100,000	104,750
8.5%, 4/15/2022	45,000	50,625
Summit Midstream Holdings LLC, 5.75%, 4/15/2025	45,000	45,563
Sunoco LP:
5.5%, 8/1/2020	50,000	51,250
6.25%, 4/15/2021	250,000	261,250
6.375%, 4/1/2023	45,000	47,363
Symantec Corp., 144A, 5.0%, 4/15/2025	100,000	104,750
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024	322,000	346,150
6.125%, 1/15/2022	20,000	20,950
6.375%, 3/1/2025	150,000	162,000
6.5%, 1/15/2026	5,000	5,563
Targa Resources Partners LP, 144A, 5.375%, 2/1/2027	70,000	72,625
Tenet Healthcare Corp., 144A, 7.5%, 1/1/2022	45,000	48,600
Tennant Co., 144A, 5.625%, 5/1/2025	30,000	31,913
Tenneco, Inc., 5.0%, 7/15/2026	60,000	61,050
Tesoro Logistics LP:
5.25%, 1/15/2025	175,000	187,250
6.125%, 10/15/2021	40,000	41,450
6.375%, 5/1/2024	90,000	98,325
Toll Brothers Finance Corp., 4.875%, 11/15/2025	100,000	104,250
TRI Pointe Group, Inc., 4.875%, 7/1/2021	610,000	640,500
Tronox Finance LLC, 6.375%, 8/15/2020	245,000	246,225
United Rentals North America, Inc.:
5.5%, 5/15/2027	170,000	179,350
5.875%, 9/15/2026	178,000	191,572
United States Steel Corp., 144A, 8.375%, 7/1/2021	95,000	105,094
USG Corp., 144A, 4.875%, 6/1/2027	180,000	185,850
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021	130,000	135,730
(REIT), 4.875%, 6/1/2026	50,000	53,426
WESCO Distribution, Inc., 5.375%, 6/15/2024	85,000	89,250
Western Digital Corp.:
144A, 7.375%, 4/1/2023	45,000	49,388
10.5%, 4/1/2024	73,000	86,414
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023	50,000	51,750
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021	30,000	32,250
144A, 5.625%, 10/1/2024	15,000	16,163
XPO Logistics, Inc., 144A, 6.125%, 9/1/2023	35,000	36,400
Zayo Group LLC:
144A, 5.75%, 1/15/2027	155,000	164,300
6.0%, 4/1/2023	160,000	168,600
6.375%, 5/15/2025	147,000	159,311
ZF North America Capital, Inc., 144A, 4.0%, 4/29/2020	150,000	153,750
(Cost $21,773,480)		22,762,045
Total Bonds (Cost $40,650,053)		42,944,876
Loan Participations and Assignments 0.2%
Senior Loans *
Canada 0.0%
Quebecor Media, Inc., Term Loan B1, 3.432%, 8/17/2020 (Cost $261)	262	263
United States 0.2%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B1, 3.811%, 2/1/2023	100,845	101,234
Community Health Systems, Inc., Term Loan G, 3.963%, 12/31/2019	771	772
(Cost $100,626)		102,006
Total Loan Participations and Assignments (Cost $100,887)		102,269
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $40,750,940) †	75.0	43,047,145
Other Assets and Liabilities, Net	25.0	14,366,828
Net Assets	100.0	57,413,973

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of July 31, 2017.
† The cost for federal income tax purposes was $40,750,940. At July 31, 2017, net unrealized appreciation for all securities based on tax cost was $2,296,205. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,348,512 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $52,307.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
As of July 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
MXN	416,186	USD	23,273	8/31/2017	23	Merrill Lynch & Co., Inc.
ZAR	129,142	USD	9,839	8/31/2017	94	Merrill Lynch & Co., Inc.
Total unrealized appreciation					117
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	8,765	USD	10,215	8/31/2017	(180)	Merrill Lynch & Co., Inc.

Currency Abbreviations
EUR	Euro	USD	United States Dollar
MXN	Mexican Peso	ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (a)
Bonds	$—	$42,944,876	$—	$42,944,876
Loan Participations and Assignments	—	102,269	—	102,269
Derivatives (b)
Forward Foreign Currency Exchange Contracts	—	117	—	117
Total	$—	$43,047,262	$—	$43,047,262
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Exchange Contracts	$—	$(180)	$—	$(180)
Total	$—	$(180)	$—	$(180)

There have been no transfers between fair value measurement levels during the period ended July 31, 2017.
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (63)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global High Income Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2017